Other assets	12 Months Ended
Dec. 31, 2025
Miscellaneous assets [abstract]
Other assets
5.19 Other assets
Other assets include the following:

	Year ended December 31
in € thousand	2025	2024
R&D tax credit receivables	28,804	31,208
Advance payments	311	399
Tax receivables	3,417	3,686
Prepaid expenses	5,392	8,878
Contract costs	3,710	3,710
Consumables and supplies on stock	417	767
Miscellaneous current assets	28	11
OTHER NON-FINANCIAL ASSETS	42,080	48,659
Deposits	181	198
Miscellaneous financial assets	176	1,058
OTHER FINANCIAL ASSETS	356	1,256
OTHER ASSETS	42,436	49,915
Less non-current portion	7,590	8,041
CURRENT PORTION	34,846	41,874

Due to the short term nature of the financial instruments included in other assets, their carrying amount is considered to be the same as their fair value.
The “R&D tax credit receivables” mainly relate to the research and development tax credit in Austria, and France. The decrease is due to a €5.1 million payment received for the Scottish R&D tax credit in March 2025.
As at December 31, 2024 the miscellaneous financial assets mainly related to the grant awarded by Scottish Enterprise for which the payment was received in 2025. For more information see Note 5.8.1.